Statements Of Financial Condition (The Series Of The Frontier Fund - Currency, Long Only And Managed Futures Index Series) (USD $)	Dec. 31, 2011		Dec. 31, 2010
Currency Series [Member]
ASSETS
Cash and cash equivalents	$ 182,875		$ 275,485
U.S. Treasury securities, at fair value	326,517		2,009,673
Custom time deposits	1,485,313		11,378,050
Receivable from futures commission merchants			678,208
Open trade equity, at fair value			28,390
Swap Contracts, at fair value	2,583		5,668,768
Investments in unconsolidated trading companies, at fair value	2,352,121
Interest receivable	4,514		27,428
Other Assets	497		28
Total Assets	4,354,420		20,066,030
LIABILITIES
Short options written, at fair value			1,292
Inter-series payables, at fair value			12,816,775
Pending owner additions	4,509
Owner redemptions payable	15,694		45,220
Management fees payable to Managing Owner			13,860
Interest payable to Managing Owner	5,681		24,379
Trading fees payable to Managing Owner	2,727		8,409
Trailing service fees payable to Managing Owner	6,285		11,273
Payables to related parties	52		5,298
Other liabilities	115		124
Total Liabilities	35,063		12,926,630
CAPITAL
Total Owners' Capital	4,319,357		7,139,400
Total Capital	4,319,357		7,139,400
Total Liabilities and Capital	4,354,420		20,066,030
Units Outstanding	61,036		88,632
Currency Series [Member] | Managing Owner Class 2 [Member]
CAPITAL
Managing Owner Units	2,563		2,791
Total Capital	2,563		2,791
Units Outstanding	29		29
Currency Series [Member] | Limited Owners Class 1 [Member]
CAPITAL
Limited Owner Units	4,228,350		6,381,882
Total Capital	4,228,350		6,381,882
Units Outstanding	59,997		80,694
Currency Series [Member] | Limited Owners Class 2 [Member]
CAPITAL
Limited Owner Units	88,444		754,727
Total Capital	88,444		754,727
Units Outstanding	1,010		7,909
Currency Series [Member] | Total Owner Class One [Member]
CAPITAL
Units Outstanding	59,997		80,694
Net Asset Value per Unit	$ 70.48		$ 79.09
Currency Series [Member] | Total Owner Class Two [Member]
CAPITAL
Units Outstanding	1,039		7,938
Net Asset Value per Unit	$ 87.61		$ 95.43
Long Only Commodity Series [Member]
ASSETS
Cash and cash equivalents	1,452,927	[1],[2]	175,096	[1],[2]
U.S. Treasury securities, at fair value			485,541	[2]
Custom time deposits			2,748,960	[2]
Swap Contracts, at fair value			790,796	[2]
Interest receivable			6,627	[2]
Receivable from related parties	70	[2]
Other Assets	87	[2]	61	[2]
Total Assets	1,453,084	[2]	4,207,081	[2]
LIABILITIES
Owner redemptions payable	1,441,899	[2]
Management fees payable to Managing Owner	102	[2]	4,634	[2]
Interest payable to Managing Owner	452	[2]	1,760	[2]
Trading fees payable to Managing Owner	635	[2]	1,750	[2]
Trailing service fees payable to Managing Owner	672	[2]	5,599	[2]
Payables to related parties	9,315	[2]	90	[2]
Other liabilities	9	[2]	17	[2]
Total Liabilities	1,453,084	[2]	13,850	[2]
CAPITAL
Total Owners' Capital			4,193,231	[2]
Total Capital			4,193,231	[2],[3]
Total Liabilities and Capital	1,453,084	[2]	4,207,081	[2]
Units Outstanding			43,728	[3]
Long Only Commodity Series [Member] | Managing Owner Class 2 [Member]
CAPITAL
Managing Owner Units			51,212	[2]
Total Capital			51,212	[3]
Units Outstanding			494	[3]
Long Only Commodity Series [Member] | Limited Owners Class 1 [Member]
CAPITAL
Limited Owner Units			3,348,953	[2]
Total Capital			3,348,953	[3]
Units Outstanding			35,587	[3]
Long Only Commodity Series [Member] | Limited Owners Class 2 [Member]
CAPITAL
Limited Owner Units			793,066	[2]
Total Capital			793,066	[3]
Units Outstanding			7,647	[3]
Long Only Commodity Series [Member] | Total Owner Class One [Member]
CAPITAL
Units Outstanding			35,587	[2]
Net Asset Value per Unit	$ 87.11	[2]	$ 94.11	[2]
Long Only Commodity Series [Member] | Total Owner Class Two [Member]
CAPITAL
Units Outstanding			8,141	[2]
Net Asset Value per Unit	$ 97.88	[2]	$ 103.71	[2]
Long Only Commodity Series [Member] | Total Owner Class Three [Member]
CAPITAL
Net Asset Value per Unit	$ 97.88	[2],[4]
Managed Futures Index Series [Member]
ASSETS
Cash and cash equivalents	1,241,857	[1],[2]	196,091	[1],[2]
U.S. Treasury securities, at fair value			597,700	[2]
Custom time deposits			3,383,966	[2]
Investments in unconsolidated trading companies, at fair value			992,837	[2]
Interest receivable			8,157	[2]
Receivable from related parties	72	[2]	1,440	[2]
Other Assets	183	[2]	3	[2]
Total Assets	1,242,112	[2]	5,180,194	[2]
LIABILITIES
Pending owner additions			1,440	[2]
Owner redemptions payable	1,225,363	[2]	794	[2]
Management fees payable to Managing Owner	4,148	[2]	10,789	[2]
Interest payable to Managing Owner	1,133	[2]	2,212	[2]
Trading fees payable to Managing Owner	1,467	[2]	2,154	[2]
Trailing service fees payable to Managing Owner	444	[2]	2,338	[2]
Payables to related parties	9,534	[2]
Other liabilities	23	[2]	4	[2]
Total Liabilities	1,242,112	[2]	19,731	[2]
CAPITAL
Total Owners' Capital			5,160,463	[2]
Total Capital			5,160,463	[2],[3]
Total Liabilities and Capital	1,242,112	[2]	5,180,194	[2]
Units Outstanding			40,854	[3]
Managed Futures Index Series [Member] | Managing Owner Class 2 [Member]
CAPITAL
Managing Owner Units			2,375,149	[2]
Total Capital			2,375,149	[3]
Units Outstanding			18,314	[3]
Managed Futures Index Series [Member] | Limited Owners Class 1 [Member]
CAPITAL
Limited Owner Units			1,388,452	[2]
Total Capital			1,388,452	[3]
Units Outstanding			11,770	[3]
Managed Futures Index Series [Member] | Limited Owners Class 2 [Member]
CAPITAL
Limited Owner Units			1,396,862	[2]
Total Capital			$ 1,396,862	[3]
Units Outstanding			10,770	[3]
Managed Futures Index Series [Member] | Total Owner Class One [Member]
CAPITAL
Units Outstanding			11,770	[2]
Net Asset Value per Unit	$ 106.83	[2]	$ 117.96	[2]
Managed Futures Index Series [Member] | Total Owner Class Two [Member]
CAPITAL
Units Outstanding			29,084	[2]
Net Asset Value per Unit	$ 119.76	[2]	$ 129.69	[2]
Managed Futures Index Series [Member] | Total Owner Class Three [Member]
CAPITAL
Net Asset Value per Unit	$ 119.76	[2],[4]

[1]	The Long Only Commodity Series and Managed Futures Index Series ceased trading operations on December 21, 2011 and redeemed all existing Units. Both Series remain open.
[2]	The Long/Only Commodity Series and the Managed Futures Index Series ceased trading operations on December 21, 2011 and redeemed all existing Units. Net asset value per unit represents the liquidation value. Both Series remain open.
[3]	The Long Only Commodity Series and the Managed Futures Index Series ceased trading operations on December 21, 2011 and redeemed all existing Units. Both Series remain open.
[4]	The Long Only Commodity Series, Class 3 Units and the Managed Futures Index Series, Class 3 Units began trading operations on January 14, 2011.